Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Financing Receivables
Summary of the Loans Receivable Reported Within Loans Receivable or Investments in and Advances to Affiliated Companies

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Loans at banks	¥264,058	¥320,296	$3,870
Short-term secured margin loans	169,706	206,910	2,500
Inter-bank money market loans	23,638	8,281	100
Corporate loans	852,973	735,797	8,891

Loans receivable total	¥1,310,375	¥1,271,284	$15,361

of which:
Loans receivable carried at fair value(1)	¥692,232	¥554,180	$6,696
Loans receivable carried at amortized cost	618,143	717,104	8,665

Advances to affiliated companies	3,632	12,766	154

(1)	Accounted for at fair value through election of the fair value option

Summary of Changes in the Allowance for Doubtful Accounts

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Balance at beginning of year	¥1,399	¥3,765	¥5,425	$66
Provision for losses	3,089	2,214	(690)	(8)
Charge-offs	(318)	(1,637)	(91)	(1)
Other(1)	(405)	1,083	216	2

Balance at end of year	¥3,765	¥5,425	¥4,860	$59

(1)	Includes gains and losses resulting from foreign currency translation adjustments.

Changes in the Allowance for Losses by Portfolio Segment

	Millions of yen
	Year ended March 31, 2011
	Total allowance for doubtful accounts	Allowance for receivables other than loans	Total allowance for loan losses	Loans at banks	Short- term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies
Balance at beginning of year	¥5,425	¥1,036	¥4,389	¥783	¥25	¥5	¥3,576	¥—
Provision for losses	(690)	143	(833)	(253)	13	(5)	(599)	11
Charge-offs	(91)	(59)	(32)	(32)	—	—	—	—
Other(1)	216	(69)	285	(159)	(1)	—	445	—

Balance at end of year	¥4,860	¥1,051	¥3,809	¥339	¥37	¥—	¥3,422	¥11

	Translation into millions of U.S. dollars
	Year ended March 31, 2011
	Total allowance for doubtful accounts	Allowance for receivables other than loans	Total allowance for loan losses	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies
Balance at beginning of year	$66	$13	$53	$9	$0	$0	$44	$—
Provision for losses	(8)	2	(10)	(3)	0	(0)	(7)	0
Charge-offs	(1)	(1)	(0)	(0)	—	—	—	—
Other(1)	2	(1)	3	(2)	(0)	—	5	—

Balance at end of year	$59	$13	$46	$4	$0	$—	$42	$0

(1)	Includes gains and losses resulting from foreign currency translation adjustments.

Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Translation into millions of U.S. dollars
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	$0	$—	$—	$40	$—	$40
Evaluated collectively	4	0	—	2	0	6

Total allowance for loan losses	$4	$0	$—	$42	$0	$46

Loans by impairment methodology
Evaluated individually	$0	$—	$100	$2,764	$6	$2,870
Evaluated collectively	3,109	2,500	—	192	148	5,949

Total loans	$3,109	$2,500	$100	$2,956	$154	$8,819

Analysis of Each Class of Loans Not Carried At Fair Value Using Internal Ratings or Equivalent Credit Quality Indicators

Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Translation into millions of U.S. dollars
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	$1,353	$211	$—	$305	$1,869
Unsecured loans at banks	1,240	—	0	—	1,240
Short-term secured margin loans	—	—	—	2,500	2,500
Secured inter-bank money market loans	100	—	—	—	100
Secured corporate loans	369	62	24	1,484	1,939
Unsecured corporate loans	366	634	17	—	1,017
Advances to affiliated companies	148	—	—	6	154

Total	$3,576	$907	$41	$4,295	$8,819

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.